MoA Small Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 3000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MoA Small Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.00%	8.22%	6.53%
MoA Small Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.83%	6.24%	4.66%
MoA Small Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.05%	6.09%	4.72%